Travel accounts payable (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Travel Accounts Payables
Travel accounts payable consist of the following:

	As of December 31, 2024	As of December 31, 2023
Hotels and other travel providers	$281,664	$253,092
Canceled reservations pending payment to travelers	14,313	44,504
Airlines	51,521	49,654
Agencies	5,410	3,622
Errors and frauds provision	4,085	4,281
Other suppliers	824	234
Total travel accounts payable	$357,817	$355,387